UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04276

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: May 31, 2012
Date of reporting period: February 29, 2012

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Amana Mutual Funds Trust, Income Fund

Common Stocks - 86.7%		Number of Shares	Market Value	Percentage of Assets
Aerospace
United Technologies		250,000	$20,967,500	1.5%

Automotive
Genuine Parts		400,000	25,072,000	1.8%

Chemicals
Air Products & Chemicals		250,000	22,560,000	1.6%
BASF ADS		140,000	12,303,900	0.9%
E.I. du Pont de Nemours		400,000	20,340,000	1.5%
Methanex		300,000	9,402,000	0.7%
Praxair		220,000	23,980,000	1.7%
RPM International		180,000	4,296,600	0.3%
			92,882,500	6.7%

Computers
Intel		1,200,000	32,256,000	2.3%
Microchip Technology		600,000	21,642,000	1.6%
Microsoft		1,000,000	31,740,000	2.3%
Taiwan Semiconductor ADS		1,500,000	21,780,000	1.6%
			107,418,000	7.8%

Cosmetics & Toiletries
Procter & Gamble		400,000	27,048,000	2.0%

Diversified Operations
3M		200,000	17,520,000	1.3%
Carlisle		490,000	23,912,000	1.7%
Honeywell International		450,000	26,806,500	2.0%
Johnson Controls		600,000	19,578,000	1.4%
PPG Industries		200,000	18,250,000	1.3%
			106,066,500	7.7%

Energy
Cenovus		400,000	15,520,000	1.1%
ConocoPhillips		330,000	25,261,500	1.8%
EnCana		500,000	10,200,000	0.8%
Exxon Mobil		350,000	30,275,000	2.2%
Total ADS		375,000	21,026,250	1.5%
			102,282,750	7.4%

Financial
Dun & Bradstreet		200,000	16,530,000	1.2%

Food Production
General Mills		600,000	22,986,000	1.7%
JM Smucker		250,000	18,830,000	1.4%
Kellogg		550,000	28,792,500	2.1%
McCormick & Co		300,000	15,135,000	1.1%
PepsiCo		400,000	25,176,000	1.8%
Unilever ADS		325,000	10,552,750	0.7%
			121,472,250	8.8%

Industrial Automation/Robotics
Rockwell Automation		325,000	25,993,500	1.9%

Instruments - Control
Parker Hannifin		275,000	24,697,750	1.8%

Machinery
Emerson Electric		450,000	22,639,500	1.6%
W.W. Grainger		150,000	31,159,500	2.3%
			53,799,000	3.9%

Medical
Abbott Laboratories		350,000	19,813,500	1.4%
AstraZeneca ADS		320,000	14,364,800	1.0%
Becton, Dickinson & Co.		210,000	16,006,200	1.2%
Bristol-Myers Squibb		800,000	25,736,000	1.9%
Eli Lilly		700,000	27,468,000	2.0%
GlaxoSmithKline ADS		600,000	26,586,000	1.9%
Johnson & Johnson		310,000	20,174,800	1.5%
Novartis ADR		450,000	24,529,500	1.8%
Pfizer		1,200,000	25,530,000	1.8%
			200,028,800	14.5%

Metal Ores
Freeport-McMoRan Copper & Gold		400,000	17,024,000	1.2%

Paper & Paper Products
Kimberly-Clark		300,000	21,864,000	1.6%

Publishing
Pearson ADS		300,000	5,718,000	0.4%

Shoes & Related Apparel
Nike		310,000	33,455,200	2.4%

Soap & Cleaning Preparants
Colgate-Palmolive		300,000	27,954,000	2.0%

Steel
Nucor		200,000	8,706,000	0.6%
Tenaris ADR		110,000	4,254,800	0.3%
United States Steel		250,000	6,805,000	0.5%
			19,765,800	1.4%

Telecommunications
Chunghwa Telecom ADR		552,654	16,806,208	1.2%
Telus		100,000	5,747,000	0.4%
Vodafone Group ADS		250,000	6,772,500	0.5%
			29,325,708	2.1%

Tools
Illinois Tool Works		500,000	27,845,000	2.0%
Regal-Beloit		100,000	6,750,000	0.5%
Stanley Black & Decker		100,000	7,680,000	0.6%
			42,275,000	3.1%

Transportation
Canadian National Railway		350,000	26,946,500	1.9%
Canadian Pacific Railway		90,000	6,725,700	0.5%
United Parcel Service		300,000	23,097,000	1.7%
			56,769,200	4.1%

Utilities
E.ON ADS		206,139	4,720,583	0.3%
Enersis ADS		200,000	4,042,000	0.3%
National Fuel Gas		170,000	8,556,100	0.6%
Telstra ADR		150,000	2,655,000	0.2%
			19,973,683	1.4%

Total common stocks			$1,198,383,141	86.7%

Issuer	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Halal Income - 0.4%
Sukuk
1Malaysia Sukuk	3.928% due 06/04/2015	5,000,000	$5,301,340	0.4%

Total investments		(cost = $955,893,602)	1,203,684,481	87.1%
Other assets (net of liabilities)			178,102,803	12.9%
Total net assets			$1,381,787,284	100.0%
ADS: American Depositary Share
ADR: American Depositary Receipt

Amana Mutual Funds Trust, Growth Fund

Common Stocks	Number of Shares	Market Value	Percentage of Assets
Aerospace
Crane	300,000	$14,571,000	0.7%

Automotive
Gentex	550,000	13,007,500	0.6%
Genuine Parts	125,000	7,835,000	0.3%
		20,842,500	0.9%

Building
Fastenal	800,000	42,144,000	1.9%
Lowe's	900,000	25,542,000	1.1%
		67,686,000	3.0%

Business Services
Convergys[1]	730,000	9,402,400	0.4%
Gartner[1]	200,000	8,052,000	0.4%
		17,454,400	0.8%

Chemicals
Potash Corp of Saskatchewan	900,000	41,895,000	1.9%

Computers
Adobe Systems[1]	1,200,000	39,468,000	1.8%
Akamai Technologies[1]	1,000,000	36,000,000	1.6%
Apple[1]	200,000	108,488,000	4.9%
Cisco Systems	2,000,000	39,760,000	1.8%
Cree[1]	150,000	4,543,500	0.2%
Hewlett-Packard	1,000,000	25,310,000	1.1%
Infosys ADS	650,000	37,492,000	1.7%
Intel	1,700,000	45,696,000	2.0%
International Business Machines	250,000	49,182,500	2.2%
Intuit	900,000	52,056,000	2.3%
Oracle	1,400,000	40,957,000	1.8%
SanDisk[1]	370,000	18,307,600	0.8%
SAP ADS	400,000	27,044,000	1.2%
Taiwan Semiconductor ADS	1,243,297	18,052,672	0.8%
Xilinx	600,000	22,158,000	1.0%
		564,515,272	25.2%

Cosmetics & Toiletries
Estee Lauder	640,000	37,465,600	1.7%

Diversified Operations
Corning	300,000	3,912,000	0.2%

Electronics
Agilent Technologies	900,000	39,258,000	1.8%
ASML Holding NV	600,000	27,330,000	1.2%
EMCOR	700,000	19,460,000	0.9%
Qualcomm	800,000	49,744,000	2.2%
Trimble Navigation[1]	800,000	40,232,000	1.8%
		176,024,000	7.9%

Energy
Cenovus Energy	600,000	23,280,000	1.0%
EnCana	400,000	8,160,000	0.4%
Suncor Energy	700,000	25,158,000	1.1%
		56,598,000	2.5%

Food Production
DANONE ADS	410,674	5,581,060	0.2%
Monster Beverage[1]	850,000	48,603,000	2.2%
PepsiCo	600,000	37,764,000	1.7%
		91,948,060	4.1%

Medical
Amgen	650,000	44,206,500	2.0%
Dentsply International	700,000	27,097,000	1.2%
Eli Lilly	650,000	25,506,000	1.1%
Express Scripts[1]	650,000	34,664,500	1.6%
Humana	650,000	56,615,000	2.5%
Johnson & Johnson	600,000	39,048,000	1.7%
Novartis ADR	650,000	35,431,500	1.6%
Novo Nordisk ADS	200,439	28,127,605	1.3%
Stryker	300,000	16,092,000	0.7%
VCA Antech[1]	550,000	12,094,500	0.5%
Zimmer	225,000	13,668,750	0.6%
		332,551,355	14.8%

Metal Ores
Anglo American ADR	1,360,000	28,764,000	1.3%
Barrick Gold	400,000	19,092,000	0.8%
		47,856,000	2.1%

Office Equipment
Canon ADS	600,000	27,204,000	1.2%
Staples	600,000	8,796,000	0.4%
		36,000,000	1.6%

Publishing
John Wiley & Sons	100,000	4,540,000	0.2%

Retail
Amazon.com[1]	240,000	43,125,600	1.9%
Bed Bath & Beyond[1]	250,000	14,935,000	0.7%
Best Buy	800,000	19,760,000	0.9%
Google[1]	85,000	52,551,250	2.3%
PetSmart	600,000	33,444,000	1.5%
TJX Companies	1,200,000	43,932,000	2.0%
Urban Outfitters[1]	337,747	9,588,637	0.4%
		217,336,487	9.7%

Soap & Cleaning Preparants
Church & Dwight	623,067	29,745,219	1.4%
Clorox	375,000	25,353,750	1.1%
		55,098,969	2.5%

Telecommunications
America Movil ADS	1,100,000	26,334,000	1.2%
Harris	700,000	30,541,000	1.4%
Rogers Communications	130,000	4,979,000	0.2%
		61,854,000	2.8%

Tools
Lincoln Electric Holdings	500,000	23,095,000	1.0%
Regal-Beloit	250,000	16,875,000	0.8%
		39,970,000	1.8%

Toys/Games
JAKKS Pacific	200,000	3,106,000	0.1%
Mattel	200,000	6,488,000	0.3%
		9,594,000	0.4%

Transportation
Canadian Pacific Railway	175,000	13,077,750	0.6%
LAN Airlines ADS	600,000	16,140,000	0.7%
Norfolk Southern	500,000	34,450,000	1.5%
Union Pacific	180,000	19,845,000	0.9%
United Parcel Service	500,000	38,495,000	1.7%
		122,007,750	5.4%

Total investments	(cost = $1,440,963,856)	2,019,720,393	90.2%
Other assets (net of liabilities)		218,411,319	9.8%
Total net assets		$2,238,131,712	100.0%
(1)Non-income producing security

ADS: American Depositary Share
ADR: American Depositary Receipt

Amana Mutual Funds Trust, Developing World Fund

Common Stocks	Number of Shares	Market Value	Country[1]	Percentage of Assets
Agricultural Operations
IOI	160,000	$288,013	Malaysia	1.6%

Automotive
Ford Otomotiv Sanayi	30,000	281,659	Turkey	1.6%

Building
PT Semen Gresik	200,000	249,046	Indonesia	1.4%

Computers
Infosys ADS	4,000	230,720	India	1.3%

Energy
China Petroleum and Chemical ADR	800	90,632	China	0.5%
Pacific Rubiales	8,000	232,290	Colombia[3]	1.3%
Petroleo Brasileiro ADR	8,000	238,720	Brazil	1.3%
Sasol ADS	6,500	346,905	South Africa	1.9%
		908,547		5.0%

Fertlizers
Quimica y Minera Chile ADS	4,000	236,720	Chile	1.3%

Food Items Wholesale
Mead Johnson Nutrition - A	4,500	349,875	Global[4]	1.9%

Food Production
Danone ADS	18,000	244,620	France	1.4%

Housing
MRV Engenharia e Participacoes	30,000	240,734	Brazil	1.3%

Internet Content
Baidu.com ADR[2]	2,000	273,400	China[3]	1.5%

Machinery
Nidec ADR	4,692	110,074	China[3]	0.6%

Medical
Aspen Pharmacare	10,000	145,626	South Africa	0.8%
Dr. Reddy's Laboratories ADR	8,000	268,800	India	1.5%
Kalbe Farma PT	500,000	193,589	Indonesia	1.0%
KPJ Healthcare	220,000	362,553	Malaysia	2.0%
Mindray Medical International ADR	4,000	122,440	China[3]	0.7%
Richter Gedeon	1,000	180,810	Hungary	1.0%
		1,273,818		7.0%

Metal Ores
Alamos Gold	17,500	326,141	Mexico[3]	1.8%
Anglo American ADR	10,500	222,075	South Africa[3]	1.2%
Freeport-McMoRan Copper & Gold	4,000	170,240	Indonesia[3]	0.9%
Impala Platinum ADS	8,000	174,800	South Africa	1.0%
Southern Copper	4,042	129,991	Peru[3]	0.7%
Sterlite Industries ADR	2,000	19,840	India	0.1%
Tenaris ADR	4,500	174,060	Argentina[3]	1.0%
Vale ADR	12,500	314,250	Brazil	1.7%
		1,531,397		8.4%

Retail
MercadoLibre	3,200	311,392	Brazil[3]	1.7%

Soap & Cleaning Preparants
Colgate-Palmolive	3,200	298,176	Global[4]	1.7%

Telecommunications
America Movil ADS	8,000	191,520	Mexico	1.1%
Millicom International Cellular	2,500	281,978	Global[4]	1.5%
MTN Group	10,000	181,068	South Africa	1.0%
Telefonica Brasil	8,000	235,440	Brazil	1.3%
Telekomunikasi Indonesia ADS	7,000	216,230	Indonesia	1.2%
Turk Telekomunikasyon	30,000	128,546	Turkey	0.7%
		1,234,782		6.8%

Textiles
VF Corp	3,000	438,150	Global[4]	2.4%

Transportation
Companhia de Concessoes Rodoviarias	32,000	254,919	Brazil	1.4%
LAN Airlines ADS	14,000	376,600	Chile	2.1%
		631,519		3.5%

Travel & Tourism
Ctrip.com International[2]	2,200	60,236	China[3]	0.3%

Utilities
Companhia Paranaense de Energia-Copel	5,000	124,400	Brazil	0.7%
Enersis ADS	10,000	202,100	Chile	1.1%
		326,500		1.8%

Total investments	(cost = $8,609,279)	9,519,378		52.5%
Other assets (net of liabilities)		8,622,797		47.5%
Total assets		$18,142,175		100.0%
(1) Country of domicile unless otherwise indicated
(2) Non-income producing security
(3) Denotes country or region of primary exposure
(4) Denotes a worldwide presence, comprising an entity with exposure to many regions and countries

ADS: American Depositary Share
ADR: American Depositary Receipt

Security valuation:

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.

Foreign markets may close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close and before the determination of the Funds' share prices may have a material effect on the values of some or all of the Funds' foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-U.S. securities.

In the case which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Foreign currency:

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Fair Value Measurements Disclosure:

The Funds have adopted authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 : Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 : Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 : Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2012 in valuing the Funds' investments carried at value:

Funds	Total	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input

Income Fund

Common Stocks	$1,198,383,141	$1,198,383,141	$ -	$ -
Sukuk	$5,301,340	$ -	$5,301,340	$ -
Total Assets	$1,203,684,481	$1,198,383,141	$5,301,340	$ -

Growth Fund

Common Stocks	$2,019,720,393	$2,019,720,393	$ -	$ -
Total Assets	$2,019,720,393	$2,019,720,393	$ -	$ -

Developing World Fund

Common Stocks	$9,519,378	$6,172,406	$3,346,972	$ -
Total Assets	$9,519,378	$6,172,406	$3,346,972	$ -

(1) During the period ended February 29, 2012, no Fund had transfers between Level 1 and Level 2.

Item 2. Controls and Procedures

(a) Internal control over financial reporting is under the supervision of the principal executive and financial officers. On April 24, 2012, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer), reviewed the internal control procedures for Amana Mutual Funds Trust and found them reasonable and adequate.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: April 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: April 25, 2012

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Treasurer

Date: April 25, 2012